CONSOLIDATED STATEMENTS OF FINANCIAL POSITION € in Thousands, $ in Millions	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Current assets
Cash and cash equivalents	€ 991,609	€ 331,282	€ 281,040
Restricted cash — current			1,692
Research and development incentive receivables — current	377	261	301
Financial assets — current	635,359	1,004,539	283,529
Prepaid expenses	22,747	9,022	2,995
Inventories	20,532
Trade and other receivables	5,687	28,115	2,886
Total current assets	1,676,311	1,373,219	572,443
Non-current assets
Other non-current assets	6,383	3,226	252
Research and development incentive receivables — non-current	16,840	8,566	4,883
Deferred tax asset	12,255
Property, plant and equipment	9,494	8,167	824
Intangible assets	136,410	40,161	56
Total non-current assets	181,382	60,120	6,015
TOTAL ASSETS	1,857,693	1,433,339	578,458
Equity
Share capital	4,757	4,276	3,597
Share premium	2,058,123	1,308,539	673,454
Accumulated losses	(861,491)	(332,568)	(169,603)
Other reserves	162,984	70,499	30,947
Total equity	1,364,373	1,050,746	538,395
Deferred tax liabilities	1,212
Provisions for employee benefits	128	64	7
Lease liabilities- non-current	5,035	4,540
Deferred revenue — non-current	219,248	218,032
Total non-current liabilities	224,411	222,636	7
Lease liabilities — current	2,833	1,974
Trade and other payables	224,262	85,301	37,072
Tax liabilities	2,850	344	823
Deferred revenue - current	37,754	72,338	2,161
Total current liabilities	267,699	159,957	40,056
Total liabilities	492,110	382,593	40,063
TOTAL EQUITY AND LIABILITIES	€ 1,857,695	€ 1,433,339	€ 578,458